Loans And Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of Detailed Information About Borrowings Explanatory
The carrying value of loans and borrowings by entities controlled by the Company are as follows:

	December 31, 2021	December 31, 2020

Term loan	$9,275,683	$10,928,055

Nations Interbanc facility	2,639,143	1,137,360

Debenture payable to Industry Canada	26,412	76,227

Loan payable to related party 1	335,860	318,428

Oracle financing 2	826,418	427,250

Other loans and financing	112,085	264,980

Total 3	$13,215,601	$13,152,300

Current	12,447,939	3,431,251

Non-current	767,662	9,721,049

	$13,215,601	$13,152,300

1
Loan assumed as part of CSA Acquisition (Note 17(d)) which bears interest at 6% and matures in January 2023. Interest is payable annually and accrued interest is included in trade payables and accrued liabilities.

2
Financing arrangements provided by Oracle Credit Corporation (“Oracle”) bearing interest between 6.2% and 6.6%. Interest is due in quarterly installments with loans maturing in May 2023 and February 2024. During the year ended December 31, 2021, proceeds from additional funding received was $577,378 (December 31, 2020 - $495,944)

3	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.